General and administrative expenses - Additional Information (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Depreciation expense	€ 61,724	€ 35,345	€ 123,593	€ 68,195